Shareholder Report, Holdings (Details) - C000259935	Dec. 31, 2025
FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	4.80%
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FR_67077M959
Holdings [Line Items]
Percent of Net Asset Value	4.20%
FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_91912E105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_039483102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Agricultural Products
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Packaged Foods & Meats
Holdings [Line Items]
Percent of Net Asset Value	5.90%
U.S. Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.60%
U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	8.10%